Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenues by major geographical region for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30, 2022			Six months ended June 30, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$236	$52	$288	$500	$109	$609
North America	105	76	181	201	141	342
Asia	98	24	122	200	46	246
Other	47	4	51	95	9	104
Total Revenues	$486	$156	$642	$996	$305	$1,301

	For the Three Months Ended June 30, 2021			For the Six Months Ended June 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$216	$61	$277	$430	$115	$545
North America	81	63	144	155	120	275
Asia	81	24	105	164	47	211
Other	37	4	41	80	9	89
Total Revenues	$415	$152	$567	$829	$291	$1,120
The following table disaggregates our revenues by major product line for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30, 2022			For the Six Months Ended June 30, 2022
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$486	$—	$486	$996	$—	$996
Color Pigments	—	86	86	—	165	165
Functional Additives	—	35	35	—	73	73
Timber Treatment	—	35	35	—	67	67
Total Revenues	$486	$156	$642	$996	$305	$1,301

	For the Three Months Ended June 30, 2021			For the Six Months Ended June 30, 2021
	Titanium Dioxide	Performance Additives	Total	-	Performance Additives	Total
TiO2	$415	$—	$415	$829	$—	$829
Color Pigments	—	81	81	—	148	148
Functional Additives	—	35	35	—	71	71
Timber Treatment	—	32	32	—	63	63
Water Treatment [1]	—	4	4	—	9	9
Total Revenues	$415	$152	$567	$829	$291	$1,120
[1] Water treatment business was sold in May 2021.